Loans Receivable and Allowance for Loan Losses (Changes in the Accretable Yield for Purchased Credit Impaired Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loans Receivable and Allowance for Loan Losses [Abstract]
Balance at beginning of period	$ 108	$ 208
Additions
Accretion	(56)	(73)
Reclassification and other	(23)	(27)
Balance at end of period	$ 29	$ 108